Premises and Equipment (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Property, Plant and Equipment [Line Items]
Impairment losses for long-lived assets	¥ 16,575	¥ 31,345	¥ 39,358
Impairment losses recognized for real estate held for sale	¥ 194	411	213
BK [Member]
Property, Plant and Equipment [Line Items]
Impairment losses for long-lived assets			¥ 34,016
Consumer Finance Subsidiary [Member]
Property, Plant and Equipment [Line Items]
Impairment losses for long-lived assets		¥ 21,096